Equity - Summary of Outstanding Units (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	7,040	5,625
Vested (in units)	2,593	2,625
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	2,526	2,555
Vested (in units)	2,526	2,555
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	2,707	1,408
Vested (in units)	0	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	1,622	1,449
Vested (in units)	0	0
PDSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	185	213
Vested (in units)	67	70